Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Hoya Intermediate, LLC	Senior Preferred Units	Preferred Units	Class A Common Stock	Class B Common Stock	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Noncontrolling Interest	Noncontrolling Interest Hoya Intermediate, LLC	Accumulated Deficit	Accumulated Deficit Hoya Intermediate, LLC	Accumulated Other Comprehensive Loss	Treasury Stock
Temporary equity, Balances, shares at Dec. 31, 2019			100	100
Temporary equity, Balances at Dec. 31, 2019			$ 197,154	$ 9,939
Balances, shares at Dec. 31, 2019							100
Balances at Dec. 31, 2019	$ 518,276									$ 772,683			$ (252,490)		$ (1,917)
Net income	(774,185)	$ 0											(774,185)
Net income attributable to redeemable noncontrolling interests		0
Unrealized gain (loss) on derivative instruments	887														887
Deemed contribution from former parent	4,287									4,287
Temporary equity, Accretion of senior preferred units			$ 21,134
Accretion of senior preferred units	(21,134)									(21,134)
Loss reclassified from accumulated other comprehensive loss to earnings	208														208
Distributions to former parent	(120)									(120)
Net loss Prior to Reverse Recapitalization		(773,090)
Balances at Dec. 31, 2020	(271,781)									755,716			(1,026,675)		(822)
Balances, shares at Dec. 31, 2020							100
Temporary equity, Balances, shares at Dec. 31, 2020			100	100
Temporary equity, Balances at Dec. 31, 2020			$ 218,288	$ 9,939
Net income		(3,283)
Net income attributable to redeemable noncontrolling interests		(3,010)
Equity-based compensation	1,624									1,624
Change in fair value of warrants	1,269									1,269
Subsequent remeasurement of Redeemable noncontrolling interests	(1,203,714)									(1,203,714)	$ 1,203,714
Net loss Prior to Reverse Recapitalization	(12,836)	(12,836)											(12,836)
Loss Reclassified From Accumulated Other Comprehensive Loss to Earnings Prior to Reverse Recapitalization	822														822
Deemed contribution from former parent prior to reverse recapitalization	3,692									3,692
Temporary Accretion of Senior Preferred Units Prior to Reverse Recapitalization			$ 17,738
Accretion of Senior Preferred Units Prior to Reverse Recapitalization	(17,738)									(17,738)
Temporary Equity Reverse Recapitalization, Net - Shares			(100)	(100)
Temporary Equity Reverse Recapitalization, Net			$ (236,026)	$ (9,939)
Reverse Recapitalization, Net - Shares							(100)	76,948,433	118,200,000
Reverse Recapitalization, Net	637,361							$ 8	$ 12	637,341	84,874
Net Income (loss) After Reverse Recapitalization	(3,283)										(3,010)		(3,283)
Deemed contribution from parent after reverse recapitalization	293									293	438
Issuance of shares related to acquisition	21,306									21,306
Issuance of shares related to acquisition, Shares								2,143,438
Dividends paid to Class A Common Shareholders	(17,698)									(17,698)
Balances at Dec. 31, 2021	(860,683)							$ 8	$ 12	182,091	1,286,016		(1,042,794)		0	$ 0
Balances, shares at Dec. 31, 2021					79,091,871	118,200,000		79,091,871	118,200,000							0
Temporary equity, Balances at Dec. 31, 2021											1,286,016
Net income	1,259												1,259
Net income attributable to redeemable noncontrolling interests											1,879
Issuance of shares, shares								75,072
Equity-based compensation	2,443									2,443
Deemed contribution from former parent	463									463	691
Subsequent remeasurement of Redeemable noncontrolling interests	(18,706)									(18,706)	18,706
Balances at Mar. 31, 2022	(875,224)							$ 8	$ 12	166,291			(1,041,535)		0
Balances, shares at Mar. 31, 2022								79,166,943	118,200,000
Temporary equity, Balances at Mar. 31, 2022											1,307,292
Temporary equity, Balances at Dec. 31, 2021											1,286,016
Balances, shares at Dec. 31, 2021					79,091,871	118,200,000		79,091,871	118,200,000							0
Balances at Dec. 31, 2021	(860,683)							$ 8	$ 12	182,091	1,286,016		(1,042,794)		0	$ 0
Net income		18,577
Net income attributable to redeemable noncontrolling interests		27,368
Balances at Sep. 30, 2022	(425,463)							$ 8	$ 12	601,784			(1,024,217)		0	$ (3,050)
Balances, shares at Sep. 30, 2022								82,041,142	118,200,000							(397,551)
Temporary equity, Balances at Sep. 30, 2022											905,412
Temporary equity, Balances at Dec. 31, 2021											1,286,016
Balances, shares at Dec. 31, 2021					79,091,871	118,200,000		79,091,871	118,200,000							0
Balances at Dec. 31, 2021	$ (860,683)							$ 8	$ 12	$ 182,091	1,286,016		(1,042,794)		0	$ 0
Net income		28,662										$ 42,117		$ 28,662
Net income attributable to redeemable noncontrolling interests		42,117
Issuance of shares, shares	14,621							591,118		14,621
Deemed contribution from former parent	$ 1,824									$ 1,824	2,687
Repurchases of common stock	(32,494)															$ (32,494)
Repurchases of common stock Share																$ (4,342,477)
Distributions to non-controlling interest											(5,245)
Increase in common shares outstanding following warrant exchange								2,727,785
Reclassification of contingent consideration	2,657									2,657
Subsequent remeasurement of Redeemable noncontrolling interests	462,715									462,715	(462,715)
Net loss Prior to Reverse Recapitalization		0
Balances at Dec. 31, 2022	(382,698)							$ 8	$ 12	663,908	862,860		(1,014,132)		0	$ (32,494)
Balances, shares at Dec. 31, 2022					82,410,774	118,200,000		82,410,774	118,200,000							(4,342,477)
Temporary equity, Balances at Dec. 31, 2022											862,860
Temporary equity, Balances at Mar. 31, 2022											1,307,292
Balances, shares at Mar. 31, 2022								79,166,943	118,200,000
Balances at Mar. 31, 2022	(875,224)							$ 8	$ 12	166,291			(1,041,535)		0
Net income	9,655												9,655
Net income attributable to redeemable noncontrolling interests											14,405
Issuance of shares, shares								74,089
Equity-based compensation	4,145									4,145
Deemed contribution from former parent	468									468	699
Distributions to non-controlling interest	4,108									(4,108)
Subsequent remeasurement of Redeemable noncontrolling interests	439,442									439,442	(439,442)
Balances at Jun. 30, 2022	(425,622)							$ 8	$ 12	606,238			(1,031,880)
Balances, shares at Jun. 30, 2022								79,241,032	118,200,000
Temporary equity, Balances at Jun. 30, 2022											882,954
Net income	7,663	7,663											7,663
Net income attributable to redeemable noncontrolling interests		11,084									11,084
Issuance of shares, shares								72,325
Equity-based compensation	4,029									4,029
Deemed contribution from former parent	427									427	617
Repurchases of common stock	(3,050)															$ (3,050)
Repurchases of common stock Share																$ (397,551)
Distributions to non-controlling interest											(810)
Increase in common shares outstanding following warrant exchange								2,727,785
Reclassification of contingent consideration	2,657									2,657
Subsequent remeasurement of Redeemable noncontrolling interests	(11,567)									(11,567)	(11,567)
Balances at Sep. 30, 2022	(425,463)							$ 8	$ 12	601,784			(1,024,217)		0	$ (3,050)
Balances, shares at Sep. 30, 2022								82,041,142	118,200,000							(397,551)
Temporary equity, Balances at Sep. 30, 2022											905,412
Temporary equity, Balances at Dec. 31, 2022											862,860
Balances, shares at Dec. 31, 2022					82,410,774	118,200,000		82,410,774	118,200,000							(4,342,477)
Balances at Dec. 31, 2022	(382,698)							$ 8	$ 12	663,908	862,860		(1,014,132)		0	$ (32,494)
Net income	12,182												12,182
Net income attributable to redeemable noncontrolling interests											18,090
Issuance of shares, shares								491,502
Issuance of shares	1							$ 1
Equity-based compensation	4,615									4,615
Deemed contribution from former parent	391									391	577
Repurchases of common stock	(7,612)															$ (7,612)
Repurchases of common stock Share																$ (949,020)
Distributions to non-controlling interest											(3,816)
Subsequent remeasurement of Redeemable noncontrolling interests	(24,155)									(24,155)	24,155
Balances at Mar. 31, 2023	(397,276)							$ 9	$ 12	644,759			(1,001,950)			$ (40,106)
Balances, shares at Mar. 31, 2023								82,902,276	118,200,000							(5,291,497)
Temporary equity, Balances at Mar. 31, 2023											901,866
Temporary equity, Balances at Dec. 31, 2022											862,860
Balances, shares at Dec. 31, 2022					82,410,774	118,200,000		82,410,774	118,200,000							(4,342,477)
Balances at Dec. 31, 2022	(382,698)							$ 8	$ 12	663,908	862,860		(1,014,132)		0	$ (32,494)
Net income		49,571
Net income attributable to redeemable noncontrolling interests		35,045
Balances at Sep. 30, 2023	(120,289)							$ 11	$ 10	884,523			(964,561)		(166)	$ (40,106)
Balances, shares at Sep. 30, 2023					101,803,392	99,800,000		101,803,392	99,800,000							(5,291,497)
Temporary equity, Balances at Sep. 30, 2023											640,717
Temporary equity, Balances at Mar. 31, 2023											901,866
Balances, shares at Mar. 31, 2023								82,902,276	118,200,000							(5,291,497)
Balances at Mar. 31, 2023	(397,276)							$ 9	$ 12	644,759			(1,001,950)			$ (40,106)
Net income	30,712												30,712
Net income attributable to redeemable noncontrolling interests											7,614
Issuance of shares, shares								309,529
Equity-based compensation	6,524									6,524
Deemed contribution from former parent	431									431	544
Distributions to non-controlling interest											(7,200)
Subsequent remeasurement of Redeemable noncontrolling interests	(32,656)									(32,656)	32,656
Secondary offering of Class A common stock	145,064							$ 2	$ (2)	145,064	(145,064)
Secondary Offering of Class A common stock ,shares								18,400,000	(18,400,000)
Establishment of liabilities under Tax Receivable Agreement, net of tax and other tax impact of Secondary Offering (Note 16)	(46,132)									(46,132)
Balances at Jun. 30, 2023	(293,333)							$ 11	$ 10	717,990			(971,238)			$ (40,106)
Balances, shares at Jun. 30, 2023								101,611,805	99,800,000							(5,291,497)
Temporary equity, Balances at Jun. 30, 2023											790,416
Net income	6,677	6,677											6,677
Net income attributable to redeemable noncontrolling interests		$ 9,341									9,341
Issuance of shares, shares								191,587
Equity-based compensation	6,722									6,722
Deemed contribution from former parent	481									481	498
Subsequent remeasurement of Redeemable noncontrolling interests	159,330									159,330	(159,330)
Other comprehensive loss	(166)										(208)				(166)
Balances at Sep. 30, 2023	$ (120,289)							$ 11	$ 10	$ 884,523			$ (964,561)		$ (166)	$ (40,106)
Balances, shares at Sep. 30, 2023					101,803,392	99,800,000		101,803,392	99,800,000							(5,291,497)
Temporary equity, Balances at Sep. 30, 2023											$ 640,717